Changes in Liabilities Arising From Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	£ 54,694	£ 60,640
Cash flows from financing activities	5,687	(5,543)	£ (3,159)
Cash flows from operating activities	(2,762)	366
- Unrealised foreign exchange	(1,936)	(920)
- Other changes	5,865	151
Ending Balance	61,548	54,694	60,640
Debt Securities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	48,860	54,792
Cash flows from financing activities	7,272	(4,986)
Cash flows from operating activities	(2,760)	112
- Unrealised foreign exchange	(2,085)	(685)
- Other changes	4,619	(373)
Ending Balance	55,906	48,860	54,792
Subordinated liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	3,793	4,303
Cash flows from financing activities	(277)	(52)
Cash flows from operating activities	(2)	254
- Unrealised foreign exchange	149	(235)
- Other changes	(62)	(477)
Ending Balance	3,601	3,793	4,303
Other Equity Instruments [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	2,041	1,545
Cash flows from financing activities		496
Ending Balance	2,041	2,041	£ 1,545
Dividends Paid [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows from financing activities	(1,308)	(1,001)
- Other changes	£ 1,308	£ 1,001